Condensed Consolidated Statements of Changes in Equity - USD ($) $ in Thousands	Share capital	[1]	Share premium	Preferred shares	Capital reserve	Revaluation reserve	Exchange reserve	Retained profits	Total equity attributable to owners of the Company	Non- controlling interests	Total
Balance at Dec. 31, 2024			$ 261,889	$ 100,000	$ (3,153)	$ 95,678	$ (682)	$ 211,545	$ 665,277	$ 103,853	$ 769,130
Profit (loss) for the period								5,383	5,383	(3,290)	2,093
Exchange differences arising from translation							(3,860)		(3,860)	6,235	2,375
Surplus on revaluation in properties						3,758			3,758	3,554	7,312
Total comprehensive income (expenses) for the period						3,758	(3,860)	5,383	5,281	6,499	11,780
Issue of shares upon the completion of business combination			60,041						60,041		60,041
Balance at Jun. 30, 2025			321,930	100,000	(3,153)	99,436	(4,542)	216,928	730,599	110,352	840,951
Balance at Dec. 31, 2025			322,008	100,000	(3,153)	103,428	2,778	203,791	728,852	110,237	839,089
Profit (loss) for the period								26,992	26,992	(4,144)	22,848
Exchange differences arising from translation							(6,446)		(6,446)	17	(6,429)
Surplus on revaluation in properties						4,597			4,597	3,952	8,549
Total comprehensive income (expenses) for the period						4,597	(6,446)	26,992	25,143	(175)	24,968
Acquisition of subsidiaries (note 21)										68,398	68,398
Balance at Jun. 30, 2026			$ 322,008	$ 100,000	$ (3,153)	$ 108,025	$ (3,668)	$ 230,783	$ 753,995	$ 178,460	$ 932,455

[1]	The amount is less than US$1,000.